Note 14 - Convertible Debt and Derivative Liabilities on Other Notes	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

Note 14 – Convertible Debt and Derivative Liabilities on Other Notes

The Company has entered into Securities Purchase Agreement with Blackbridge Capital, LLC, a Delaware limited liability company [“SPA”], operating out of New York, New York (“Blackbridge”) whereby Blackbridge has agreed to purchase up to $5,000,000 worth of shares of the Company’s common stock.  The Company has agreed to file a Registration Statement to register such shares for sale to Blackbridge.  In addition, the Company has issued [i] a convertible promissory note to Blackbridge pursuant to the Securities Purchase Agreement equal to $150,000 as a commitment fee, that is currently charged to prepaid expenses until services are provided (the “Blackbridge Note”), [ii] and a $100,000 Convertible Note to cover the expenses to be incurred for the preparation and filing of the Registration Statement and related matters (“Expenses Note”). Blackbridge converted an additional $14,575 for 12,500,000 shares on January 17, 2018 bringing the total note balance to $78,150 as of the date the note was acquired by L2 Capital.

On March 13, 2017, the Company and Blackbridge, entered into an Agreement, effective as of March 1, 2017, terminating the SPA.  The Registration Statement on Form S-1 filed by the Company pursuant to the SPA could not be processed because of technical issues raised by the SEC and was withdrawn on February 28, 2017.  In addition, the Blackbridge Note issued by the Company as a commitment fee was declared null and void and was cancelled on March 1, 2017.

Effective as of January 31, 2019, Company acquired through redemption from Redstart Holdings Corp, [“RHC”] 68,000 shares of the Series C Preferred Stock [“Redeemed Preferred Shares”] owned by RHC. The redemption price for the Redeemed Preferred Shares was $101,810.55 which was financed through a cash advance transaction of future receivables.

Effective as of February 22, 2019, Company acquired through redemption from RHC 73,000 shares of the Series C Preferred Stock [“Redeemed Preferred Shares”] owned by RHC. The redemption price for the Redeemed Preferred Shares was $106,145 which was financed through available cash and the promissory note referred to in the next paragraph.

Effective January 25, 2019 the Company entered into a Future Receivable Sale Agreement with Knight Capital Funding in the amount of $104,500 in order to fund a redemption of the Redstart Series C Preferred Stock. The agreement calls for 154 daily payments of $994 to retire this note in the amount of $153,092 representing principal and discount of collection of future receivables. The Company’s decision to redeem the Preferred shares was primarily to prevent the conversion of this note from diluting the common shares in 2019.

As of February 16, 2019, the Company issued to Power Up Lending Group, Inc. [“Power Up”], a $55,000.00 of shares of the Series C Preferred Stock agreement net of an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability. The proceeds of this sale, combined with Company working capital in the amount of $51,145 was used to redeem the February 22, 2019 acquisition above in the amount of $106,145.

As of March 19, 2019, the Company issued to Power Up Lending, a $55,000.00 of shares of the Series C Preferred Stock agreement net of an original issue discount of $10,000.00 (OID) and expenses of $3,000.00 [“Note”]. The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability.

The Company determined that the conversion feature embedded within the Power Up Series C Preferred shares that reached maturity in 2018 in the amount of $78,000 is a financial derivative. The Generally Accepted Accounting Principles (GAAP) required that the Company’s embedded conversion option be accounted for at fair value. The following schedule shows the change in fair value of the derivative liabilities by December 31, 2018:

Description	Amount
Purchase price of the convertible debenture	$78,000
Valuation premium on note during 2018	3,152
Balance of derivative liability net of discount on the notes (See Consolidated Balance sheet liabilities)	$74,848

Derivative calculations and presentations on the Statement of Operations
Loss on note issuance	$(36,230
Change in Derivative (Gain) Loss	61,251
Derivative Finance fees	(33,018
Gain (loss) on extinguishment of debt	(410,157)
Derivative valuation and expense charged to operations in 2018 (See Consolidated Statement of Operations)	$(418,154)

The Company measured and utilized quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (level 3) in applying valuation technology to derivative values for December 31, 2018 and 2017 and throughout the year.